Note 23 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
23.	COMMITMENTS AND CONTINGENCIES

The Group leases certain office premises and purchases data under non-cancelable leases. Rent expenses under operating leases for 2011, 2012 and 2013 were $3,286,547, $3,941,137 and $4,808,894, respectively.

Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:

Year ending
2014	$8,194,130
2015	4,814,136
2016	1,753,364

Total	$14,761,630